Segmented Information - Schedule of geographical segments, segment revenue is based on the geographical location of the customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 7,545,488	$ 5,989,772	$ 9,812,188
Long term receivable	168,000
Right of use assets	1,077,845	377,035	204,939
Loan to director		214,456
Equipment	267,967	55,454
Intangibles	4,350,537	6,549,118
Geographical segments [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	7,545,000	5,990,000	10,981,000
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	4,235,000	2,666,000	2,033,000
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	3,310,000	3,324,000	7,779,000
EMEA [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Long term receivable	168,000
Right of use assets	890,000	98,000
Loan to director		214,000
Equipment	234,000	25,000
Intangibles	4,257,000	6,549,000
EMEA [Member] | Geographical segments [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	3,090,000	1,465,000	8,166,000
USA [Member] | Geographical segments [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	2,738,000	2,679,000	1,062,000
Canada [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Right of use assets	188,000	279,000
Loan to director
Equipment	34,000	30,000
Intangibles	94,000
Canada [Member] | Geographical segments [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	1,656,000	1,691,000	1,713,000
Australia and New Zealand [Member] | Geographical segments [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 61,000	$ 155,000	$ 40,000